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APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                            ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                        SEPARATE ACCOUNT ONE
                                            P.O. Box 2999
                                        Hartford, CT 06104-2999

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:


    Single Class


 ______________________________________________________________________________
 3. Investment Company Act File Number: 811-7426


    Securities Act File Number: 33-73568
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                       December 31, 1995

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       N/A
                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       N/A


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                  See Attached

  _____________________________________________________________________________

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                                       22
 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                  See Attached



 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                       N/A

 ______________________________________________________________________________

 12. Calculation of registration fee:   See Attached

     (i) Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2
         (from Item 10):                                    $__________________

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                    +__________________

   (iii) Aggregate price of share redeemed or repurchased
         during the fiscal year (if applicable):            -__________________

    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing
         fees pursuant to rule 24e-2 (if applicable):       +___________________

     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         [line (i), plus line (ii), less line (iii), plus
         line (iv)] (if applicable):                         ___________________

    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see Instruction C.6):                  x___________________

   (vii) Fee due [line (i) or line (v) multiplied by
         line (vi)]:
                                                             ===================

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
              THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2-21-96

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Greg Bubnash
                            ----------------------------------------------
                            Assistant Director - Greg Bubnash
                            ----------------------------------------------

  Date 2/20/96
       -------

*Please print the name and title of the signing officer below the signature
_______________________________________________________________________________
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

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT ONE
SECURITIES ACT FILE NUMBER: 33-73568
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                                                    AMOUNT           AMOUNT         NET SOLD /      OFFERING PRICE    AMOUNT OF
                                                     SOLD           REDEEMED        (REDEEMED)       02/12/1996       FILING FEE
---------------------------------------------------------------------------------------------------------------------------------
ILA Director HVA Money Market Fund               110,901,306       75,235,360       35,665,946         1.534548        18,872.80
---------------------------------------------------------------------------------------------------------------------------------
ILA Director Hartford Advisers Fund              174,527,510       42,551,699      131,975,811         2.638832       120,090.34
---------------------------------------------------------------------------------------------------------------------------------
ILA Director Hartford Bond Fund                   25,330,375       10,566,048       14,764,327         1.892878         9,636.92
---------------------------------------------------------------------------------------------------------------------------------
ILA Director Hartford Capital Appreciatn         118,513,209       18,389,418      100,123,791         3.531127       121,913.73
---------------------------------------------------------------------------------------------------------------------------------
ILA Director Hartford Index Fund                  23,624,962        2,871,638       20,753,324         2.534123        18,134.99
---------------------------------------------------------------------------------------------------------------------------------
ILA Director Hartford Internat'l Adviser          11,314,770          597,383       10,717,387         1.169261         4,321.18
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ILA Director Hartford Internat'l Opport.          83,549,127       36,589,978       46,959,149         1.365088        22,104.61
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ILA Director Hartford Mortgage Security            8,358,024        6,743,835        1,614,189         1.897227         1,056.03
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ILA Director Hartford Stock Fund                  86,806,997       11,000,342       75,806,655         3.081527        80,551.81
---------------------------------------------------------------------------------------------------------------------------------
ILA Director IV & V Hartford Divd & Grw           84,492,218        5,380,093       79,112,125         1.438483        39,241.88
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      435,924.29
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
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

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT ONE
SECURITIES ACT FILE NUMBER: 33-73568
---------------------------------------------------------------------------------------------------------------------------------
                                                  ITEM 9, 10      ITEM 12 (iii)   ITEM 12 (iii)     ITEM 12 (vi)    ITEM 12 (vii)
                                                   $ Amount         $ Amount        $ Amount         MULTIPLIER           FEE
                                                     Sold           Redeemed      Redeemed-Used                           DUE
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
ILA Director HVA Money Market Fund               170,183,377      115,452,271      115,452,271           1/2900        18,872.80
---------------------------------------------------------------------------------------------------------------------------------
ILA Director Hartford Advisers Fund              460,548,778      112,286,785      112,286,785           1/2900       120,090.34
---------------------------------------------------------------------------------------------------------------------------------
ILA Director Hartford Bond Fund                   47,947,310       20,000,240       20,000,240           1/2900         9,636.92
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ILA Director Hartford Capital Appreciatn         418,485,192       64,935,370       64,935,370           1/2900       121,913.73
---------------------------------------------------------------------------------------------------------------------------------
ILA Director Hartford Index Fund                  59,868,560        7,277,084        7,277,084           1,2900        18,134.99
---------------------------------------------------------------------------------------------------------------------------------
ILA Director Hartford Internat'l Adviser          13,229,919          698,497          698,497           1/2900         4,321.18
---------------------------------------------------------------------------------------------------------------------------------
ILA Director Hartford Internat'l Opport.         114,051,911       49,948,540       49,948,540           1/2900        22,104.61
---------------------------------------------------------------------------------------------------------------------------------
ILA Director Hartford Mortgage Security           15,857,069       12,794,586       12,794,586           1/2900         1,056.03
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ILA Director Hartford Stock Fund                 267,498,105       33,897,851       33,897,851           1/2900        80,551.81
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ILA Director IV & V Hartford Divd & Grw          121,540,619        7,739,172        7,739,172           1/2900        39,241.88
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                                               1,689,210,840      425,030,396      425,030,396                        435,924.29
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